Financial Assets at FVTPL and Stock Loan (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets at FVTPL and Stock Loan [Abstract]
Schedule of Financial Assets at FVTPL and Stock Loan
	As of December 31,
	2025	2024
	US$	US$
Listed equity shares	193,585	149,918
Unlisted equity shares	2,652	2,570
Movie income right investments	12,040	12,132
Investments held in trust accounts (note)	150,110	—
	358,387	164,620
Presented as
Current	8,327	24,987
Non-current	350,060	139,633
	358,387	164,620